SUPPLEMENT DATED MAY 14, 2025
TO

PROSPECTUS DATED APRIL 29, 2011
FOR PRIME SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT I

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT I

This supplement contains information regarding changes to an investment option that is available under your Policy.

Effective at the opening of business on June 2, 2025, the name of the following investment option will be changed:

Current Name	New Name

Wanger Acorn	Columbia Variable Portfolio - Acorn Fund

THE POLICY REFERENCED IN THIS SUPPLEMENT IS NO LONGER FOR SALE.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.